Nationwide Loomis Short Term Bond Fund
Summary Prospectus February 28, 2019

Class/Ticker A NWJSX C NWJTX R6 NWJUX Institutional Service Class NWJVX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2019 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Fund's website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
Objective
The Nationwide Loomis Short Term Bond Fund seeks total return through investments in fixed-income securities.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 45 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 95 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to
SP-STB (2/19)
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different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.20%	0.19%	0.12%	0.19%
Total Annual Fund Operating Expenses	0.80%	1.29%	0.47%	0.54%
Fee Waiver/Expense Reimbursement(1)	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%	1.27%	0.45%	0.52%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.45% until at least February 29, 2020. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$303	$473	$657	$1,191
Class C Shares	229	407	706	1,555
Class R6 Shares	46	149	261	590
Institutional Service Class Shares	53	171	300	675
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$129	$407	$706	$1,555
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134.55% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in bonds (or fixed-income securities) which include:
•U.S. government securities;
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•Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2018, the average duration of the Index was 1.90 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•the financial strength of the issuer;
•current interest rates and valuations;
•the stability and volatility of a country’s bond markets and
•expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk - a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers
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with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Short Term Bond Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	2.19%	–	3rd qtr. of 2009
Lowest Quarter:	-0.80%	–	2nd qtr. of 2013
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
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Average Annual Total Returns
(For the Periods Ended December 31, 2018)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	-1.48%	0.31%	1.50%
Class A Shares – After Taxes on Distributions	-2.25%	-0.21%	0.86%
Class A Shares – After Taxes on Distributions and Sales of Shares	-0.88%	0.00%	0.90%
Class C Shares – Before Taxes	-0.70%	0.25%	1.25%
Class R6 Shares – Before Taxes	1.14%	1.09%	2.04%
Institutional Service Class Shares – Before Taxes	1.07%	1.03%	2.01%
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (The Index does not pay sales charges, fees, expenses or taxes.)	1.60%	1.03%	1.52%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Kurt L. Wagner, CFA, CIC	Vice President	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
* Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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